Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 554,684	$ 522,356
Less: accumulated depreciation	(366,379)	(199,959)
Total property and equipment, net	188,305	322,397
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	167,572	168,308
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	13,671	14,391
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 373,441	$ 339,657